Commitments and Contingencies (Detail) - USD ($) $ in Millions		9 Months Ended
	Dec. 11, 2017	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Fair value of guarantees under commercial and standby letters of credit			$ 2.4	$ 2.1
Settled Litigation
Loss Contingencies [Line Items]
Settlement amount	$ 11.7
Pending Litigation
Loss Contingencies [Line Items]
Damages sought		$ 11.7